Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2020
Gross carrying amount
Prepaid patented licenses	$1,338,205	$1,322,820
Computer software	31,667	26,985
	1,369,872	1,349,805

Less: accumulated amortization
Prepaid patented licenses	462,803	360,212
Computer software	26,813	24,736
	489,616	384,948

Intangible assets, net
Prepaid patented licenses	875,402	962,608
Computer software	4,854	2,249
Intangible assets, net	$880,256	$964,857

Schedule of amortization expense related to its finite-lived intangible assets
For the years ending December 31,	Amount

2022	$105,911
2023	105,911
2024	99,245
2025	81,925
2026	81,924
Thereafter	405,340
Total	$880,256